SCHEDULE OF TRADE PAYABLES AND ACCRUED LIABILITIES (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2023
Payables and Accruals [Abstract]
Accounts payable	$ 71,489	$ 1,186	$ 116,839
Accrued liabilities	70,219	19,817	21,883
Other payables	9,865	10,329	1,678
Total	$ 151,573	$ 31,332	$ 140,400